Provision for Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 2,085,872	$ 1,444,245
Net operating losses expiration	expire in 2037	expire in 2037
United states corporate income tax rate	21.00%
Deferred income tax asset	$ 292,022
Net operating loss carryforward	730,055
Deferred tax assets valuation allowance	$ 438,033	$ 505,486	$ 357,611